CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (loss)	Accumulated Other Comprehensive Income (loss) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment
Beginning balance at Nov. 30, 2017	$ 2,287,298	$ 41	$ 467,948	$ (77,133)	$ (61,919)		$ 1,958,361
Beginning Balance (in shares) at Nov. 30, 2017		41,092		1,419
Share-based compensation	$ 22,678		$ 22,678
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, value				$ (6,413)
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, shares	(1,489)	258	4,924	68
Repurchases of common stock, shares				680
Repurchases of common stock	$ (65,987)			$ (65,987)
Cash dividends declared	(59,720)						(59,720)
Common stock issued for the acquisition of Convergys, net of stock issuance costs,value	1,016,664	$ 12	$ 1,016,652
Common stock issued for the acquisition of Convergys, net of stock issuance costs, shares		11,511
Other comprehensive income (loss)	(64,369)				(64,369)
Net income	299,981						299,981
Ending Balance at Nov. 30, 2018	3,435,054	$ 53	1,512,201	$ (149,533)	(126,288)		2,198,621
Ending Balance (in shares) at Nov. 30, 2018		52,861		2,167
Share-based compensation	27,959		27,959
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, value	(2,544)		5,367	$ (7,911)
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, shares		293		72
Repurchases of common stock, shares				160
Repurchases of common stock	(15,184)			$ (15,184)
Cash dividends declared	(76,607)						(76,607)
Other comprehensive income (loss)	(80,834)				(80,834)	$ (1,955)		$ 1,955
Net income	500,712						500,712
Stock issuance costs	(107)		(107)
Ending Balance at Nov. 30, 2019	3,788,450	$ 53	1,545,421	$ (172,627)	(209,077)		2,624,680
Ending Balance (in shares) at Nov. 30, 2019		53,154		2,399
Share-based compensation	33,202		33,202
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, value	(2,270)	$ 1	12,913	$ (15,184)
Issuance of common stock on exercise of options, for employee stock purchase plan and vesting of restricted stock, net of shares withheld for employee taxes, shares		517		104
Repurchases of common stock, shares				35
Repurchases of common stock	(3,405)			$ (3,405)
Cash dividends declared	(20,782)						(20,782)
Other comprehensive income (loss)	14,506				14,506
Net income	529,160						529,160
Ending Balance at Nov. 30, 2020	$ 4,338,860	$ 54	$ 1,591,536	$ (191,216)	$ (194,571)		$ 3,133,058
Ending Balance (in shares) at Nov. 30, 2020		53,671		2,538